Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Parenthetical Table (Detail: Text Values) - Private Bank [Member]	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Sale of Private & Commercial Clients business in Portugal to ABANCA [Abstract]
Pre-tax loss		€ (53,000,000)
Recorded in other income		(40,000,000)
Recorded in general and administrative expense		(13,000,000)
Transferred assets under management	€ 3,000,000,000
Transferred deposits	1,000,000,000
Transferred loans	€ 3,000,000,000
Transferred FTE	330
Sale of Private & Commercial Clients business in Polska to Santander Bank Polska S.A.[Abstract]
Pre-tax loss		(157,000,000)
Additional net year-to-date pre-tax charges, recorded in PCB's net revenues		€ (17,000,000)